Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 305,724,240.90
Previously Paid Amount	0.00
Total Fee Amount	42,220.52
Total Offset Amount	0.00
Net Fee	$ 42,220.52
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A